Cash Overdrafts And Cash Equivalents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Cash Overdrafts And Cash Equivalents [Abstract]
Cash overdrafts included in accounts payable	$ 9,300,000	$ 8,600,000
Cash equivalents	$ 76,000	$ 72,000
Cash equivalents weighted average rate of return	0.20%